Related Party Transactions (Details)	Jul. 06, 2023 CNY (¥)
Related Party [Member]
Related Party Transaction [Line Items]
Repayment of related party	¥ 30,000,000
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Received capital amount	30,000,000
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Received capital amount	¥ 30,000,000